WARRANTS (10K) (Detail Textuals) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 29, 2016	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2015	Dec. 31, 2013	Jul. 07, 2013	May 31, 2013	May 12, 2013	May 12, 2010
Class of Warrant or Right [Line Items]
Number of common stock called by warrants			2,200,000			3,900,000
Exercise price per share			$ 2.6058			$ 2.6058
Cashless exercise of warrants in issuance of common stock					36,186
Non-cash interest and amortization of debt discount			$ 13,000	$ 2,000
Placement Agent
Class of Warrant or Right [Line Items]
Number of common stock called by warrants					13,216
Exercise price per share					$ 1.13
Common Stock
Class of Warrant or Right [Line Items]
Number of shares of common stock remain unexercised									1,258
Common Stock | Placement Agent
Class of Warrant or Right [Line Items]
Number of common stock issued for cashless exercise of warrants					17,094
Proceeds from issuance of common stock					$ 14,934
2010 Public Offering | Common Stock
Class of Warrant or Right [Line Items]
Number of shares of common stock remain unexercised							59,000
Warrants
Class of Warrant or Right [Line Items]
Exercise price per share		$ 2.6058
Number of warrants exercised		2,376,675
Warrants | Loan and Security Agreement | Commercial Bank | Line of Credit
Class of Warrant or Right [Line Items]
Number of common stock called by warrants	45,000
Exercise price per share	$ 2.10
Fair value of warrants	$ 55,000
Warrants | 2010 Public Offering
Class of Warrant or Right [Line Items]
Number of common stock called by warrants											2,800,000
Exercise price per share				$ 1.13							$ 1.13
Number of warrants exercised				2,100,000
Proceeds from issuance of common stock				$ 2,400,000
Warrants | 2010 Public Offering | Placement Agent
Class of Warrant or Right [Line Items]
Number of common stock called by warrants								15,717		165,207
Exercise price per share								$ 1.13		$ 1.13